Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 23, 2024
Entity Registrant Name	dei_EntityRegistrantName	SPROTT FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001728683
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 23, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 23, 2024
Prospectus Date	rr_ProspectusDate	Dec. 23, 2024
Sprott Silver Miners & Physical Silver ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information — Sprott Silver Miners & Physical Silver ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Sprott Silver Miners & Physical Silver ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, that track the total return performance of the Nasdaq Sprott Silver Miners Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may affect the Fund’s performance. Because the fund is newly organized, no portfolio turnover figures are available for the Fund.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will, under normal circumstances, invest at least 80% of the value of its total assets in securities of the Index. The Index is designed to track the performance of: (i) companies that derive at least 50% of their revenue and/or assets from mining, production, development, or exploration of silver (“Silver Mining Companies”); and (ii) publicly traded closed-end trusts that invest 50% or more of their assets in physical silver (“Silver Trusts”). The Index generally consists of 30 to 50 constituents. While the Fund will invest at least 80% of the value of its total assets in securities of the Index, it is also has the policy to invest at least 80% of the value of its total assets in Silver Mining Companies and Silver Trusts. The mix of the Fund’s investments in Silver Mining Companies and Silver Trusts will vary, including each time the Index is rebalanced, but at all times the Fund will have concurrently significant exposure to securities issued by Silver Mining Companies and significant exposure to securities issued by Silver Trusts. These investment policies may be changed without shareholder approval, upon 60 days’ notice to shareholders.

Silver Mining Companies are identified through the use of a proprietary selection methodology that may include a review of industry publications, sell side research, and fundamental research, as well as meetings with management. Silver Mining Companies in this eligible universe are included in the Index subject to the following restrictions:

●	All securities must have a company level minimum free float market capitalization of $30 million to become components of the Index and must maintain a minimum free float market capitalization of $25 million to remain in the Index. New and existing index constituents must have an Average Daily Traded Value of at least $20 thousand over the preceding 3-month period.
●	As of the semi-annual index selection dates, (i) the weighting of the largest individual company, by free float market capitalization, may not exceed 24% of the value of the Index, (ii) the weighting of physical silver is set to 17.50%, (iii) the aggregate weighting of all constituents over 5% of the value of the Index is capped at 49%, (iv) the weighting of no other individual company may exceed 4.75%, and (v) the aggregate weighting of any security with assets and/or revenues greater than 25% but less than 50% tied to the silver industry is capped at 15% and the individual weighting of any of these securities is capped at 4.75%. At each step, the excess weight is redistributed pro-rata to each Index Component that has not already reached a previous weighting cap. This is a free float adjusted market cap-weighted index. An intensity score is calculated for each company to determine the percentage of revenue or assets that is attributable to silver. Free float market capitalization is used to weight companies with an intensity score greater than 50%. Companies with an intensity score of 25% - 50% are given an adjusted market capitalization by multiplying the intensity score and its free float market capitalization, and the company’s weight in the Index is determined by its adjusted market capitalization.
●	If multiple share classes exist for a company, the following preference order is followed:
■ If the company is already included in the Index, the existing share class is retained.
■ In all other cases, the most liquid share class is considered for inclusion in the portfolio.

Silver Trusts are trusts created to invest and hold substantially all of their assets in physical silver, such as the Sprott Physical Silver Trust, which is managed by Sprott Asset Management LP (“SAM LP”), an affiliate of the Sprott Asset Management USA (the “Adviser”). SAM LP, the Adviser and the Fund have adopted policies and procedures designed to prevent conflicts of interest from influencing decisions related to the Sprott Physical Silver Trust. See “Investments in Affiliated Funds.”

The Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging and frontier market countries as defined by reference to the MSCI Country Classification Standards. Emerging markets are countries that are transitioning from the developing phase to the “developed” phase. Frontier markets are countries that are more established than the least developed countries but still less established than the emerging markets.

A significant portion of the Index consists of securities of Canadian, Australian and Mexican issuers.

The Index is reconstituted and rebalanced on a semi-annual basis in June and December. Deletions from the Index may be made at any time due to changes in business, mergers, acquisitions, bankruptcies, suspensions, de-listings and spin-offs. The Index is unmanaged and cannot be invested in directly.

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Adviser and sub-adviser, ALPS Advisors, Inc. (the “Sub-Adviser”), generally will use a replication methodology, meaning they will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Adviser and Sub-Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser and Sub-Adviser believe will help the Fund track the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. It is expected that as of January 31, 2025, 82.5% of the Fund’s assets will be invested both in the mining industry and the silver mining sector.

The index provider is Nasdaq, Inc. (the “Index Provider”), which is not affiliated with the Fund, the Adviser or Sub-Adviser. The Index Provider and SAM LP co-developed the methodology for determining the securities to be included in the Index and the Index Provider is responsible for the ongoing maintenance of the Index. SAM LP will provide certain services in connection with the Index including identifying and providing the Index Provider with constituents eligible for inclusion and their respective classification in the Index.

The Fund may engage in securities lending.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not yet launched, the performance section is omitted.
Sprott Silver Miners & Physical Silver ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Sprott Silver Miners & Physical Silver ETF | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Sprott Silver Miners & Physical Silver ETF | Silver Mining Industry Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Silver Mining Industry Risk. The profitability of companies in the silver mining industry is related to, among other things, the worldwide price of silver and the costs of extraction and production. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the silver mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The silver and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Sprott Silver Miners & Physical Silver ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund’s prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

Sprott Silver Miners & Physical Silver ETF | Commodity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commodity Risk. The Fund invests in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Sprott Silver Miners & Physical Silver ETF | Common Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Sprott Silver Miners & Physical Silver ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund seeks to track the Sprott Silver Miners Index which itself is currently concentrated in the metals and mining industry. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Fund.

Sprott Silver Miners & Physical Silver ETF | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Sprott Silver Miners & Physical Silver ETF | Cybersecurity and Disaster Recovery Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity and Disaster Recovery Risks. Information and technology systems relied upon by the Fund, the Adviser, the Fund’s other service providers (including, but not limited to, the Fund Accountant, Custodian, Transfer Agent, Administrator, Distributor and index providers), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, ALPS Advisors, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), the Fund’s other service providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its net asset value or impede trading.

Sprott Silver Miners & Physical Silver ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index.

Sprott Silver Miners & Physical Silver ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Sprott Silver Miners & Physical Silver ETF | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Sprott Silver Miners & Physical Silver ETF | Exchange-Listed Closed-End Trust [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange-Listed Closed-End Trust. The rights of an exchange-listed closed-end trust shareholder differ from those of shareholders of a corporation. For example, trust shareholders may not have the statutory rights normally associated with the ownership of shares in a corporation. A trust may terminate and liquidate at a time that is disadvantageous to trust shareholders. Regulatory changes unique to exchange-listed closed-end trust may adversely affect a trust and its trust shareholders. Relative to other sectors, trusts that invest in precious metals such as silver have higher headline risk and are more sensitive to changes in economic data, political or regulatory events, and underlying commodity price fluctuations.

Sprott Silver Miners & Physical Silver ETF | Fluctuation of Net Asset Value Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on The Nasdaq Stock Market LLC (the “Exchange”). The Adviser cannot predict whether the shares will trade below, at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. this can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Sprott Silver Miners & Physical Silver ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Countries with emerging markets may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. In addition, please note that this in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Sprott Silver Miners & Physical Silver ETF | Frontier Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Frontier Markets Risk: Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Investments in frontier markets may be subject to a greater risk of loss than investments in more developed and traditional emerging markets. Frontier markets often have less uniformity in accounting and reporting requirements, unreliable securities valuations and greater risk associated with custody of securities. Economic, political, illiquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

Sprott Silver Miners & Physical Silver ETF | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Geographic Investment Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Australia. Investments in Australian issuers may subject the Fund to economic risk specific to Australia. Among other things, there are legal, regulatory, political, currency and economic risk specific to Australia. The Australian economy is heavily dependent on relationships with certain key trading partners, including China, Japan and the United States. As a result, continued growth of the Australian economy is dependent on the growth of these economies.

Canada. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Mexico. Investment in Mexican issuers may subject the Fund to economic risk specific to Mexico. Among other things, the Mexican economy is heavily dependent on trading with key partners, specifically the United States and certain Latin American countries. Any increases or decreases in the volume of this trading, changes in taxes or tariffs, or variance in political relationships between nations may impact the economy in a way that would be adverse to the Fund’s investments. Mexico is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Shareholder claims that are available in the U.S., as well as regulatory oversight and authority that is common in the U.S., including for claims based on fraud, may be difficult or impossible for shareholders of securities in Mexico or for U.S. authorities to pursue. Additionally, investment in Mexico may be subject to substantial economic instability resulting from, among other things, periods of very high inflation, high interest rates, economic volatility, high unemployment rates and significant devaluations of the Mexican currency, the peso, as well as destabilizing events caused by local insurrections, social upheavals, drug related violence and public health crises.

Sprott Silver Miners & Physical Silver ETF | Index Performance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Index Performance Risk. There can be no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

The Index has significant exposure to non-U.S. companies in emerging and frontier markets. Limited availability and reliability of information, less uniformity in accounting, auditing and financial record-keeping standards in emerging and frontier markets countries increases potential for errors in index data, computation or construction, which could have a negative impact on the Fund’s performance. In addition, the Adviser has limited ability to oversee the index provider’s due diligence processes with respect to index data used in index computation, construction or rebalancing. Certain attributes of companies domiciled in foreign countries may present issues with respect to an investment company tracking equity securities issued by such companies including jurisdictions that subject such investments to withholding taxes.

In certain circumstances, it may not be possible or practicable to purchase all of the securities in the Index in the proportionate weightings, in which case the Fund may purchase a sample of the securities in the Index or use various other available investment techniques in seeking to replicate generally the performance of the Index as a whole. This is known as “representative sampling.” To the extent the Fund uses representative sampling, the Fund may not achieve the intended results.

Sprott Silver Miners & Physical Silver ETF | Infectious Illness Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

Sprott Silver Miners & Physical Silver ETF | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.
Sprott Silver Miners & Physical Silver ETF | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Sprott Silver Miners & Physical Silver ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Sub-Adviser believes it is desirable to do so.

Sprott Silver Miners & Physical Silver ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. In certain circumstances, it may not be possible or practicable to purchase all of the securities in the Index in the proportionate weightings, in which case the Fund may purchase a sample of the securities in the Index or use various other available investment techniques in seeking to replicate generally the performance of the Index as a whole. This is known as “representative sampling.” To the extent the Fund uses representative sampling, the Fund may not achieve the intended results.

Sprott Silver Miners & Physical Silver ETF | Market Risk and Selection Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Sprott Silver Miners & Physical Silver ETF | Metals and Mining Industry Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Metals and Mining Industry Risk. Companies in the metals and mining industry are susceptible to fluctuations in worldwide metal prices and extraction and production costs. In addition, metals and mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which the Fund has exposure.

Sprott Silver Miners & Physical Silver ETF | Micro-Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Micro-Capitalization Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Sprott Silver Miners & Physical Silver ETF | New Fund Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

New Fund Risk: A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size. Further, an active trading market for shares of the Fund may not develop or be maintained.

Sprott Silver Miners & Physical Silver ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Sprott Silver Miners & Physical Silver ETF | Passive Investment Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Passive Investment Risk. The Fund is not actively managed, and Sub-Adviser generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index, it is subject to the risk that the Sub-Adviser’s investment strategy may not produce the intended results.

Sprott Silver Miners & Physical Silver ETF | Sector Focus Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Sector Focus Risk: The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. As of January 31, 2025, 82.5% of the Fund’s assets are expected to be concentrated in the mining sector.

Sprott Silver Miners & Physical Silver ETF | Mining Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mining Sector Risk: The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

Sprott Silver Miners & Physical Silver ETF | Securities Lending [Member]
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Securities Lending. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests. The Fund has entered into a securities lending agreement with an unaffiliated lending agent. The Fund may lend their portfolio securities only to borrowers that are approved by the lending agent. The Fund limits such lending to not more than 33 1/3% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash and/or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Sprott Silver Miners & Physical Silver ETF | Small- and Mid-Capitalization Company Risk [Member]
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Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Sprott Silver Miners & Physical Silver ETF | Trading Risk [Member]
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Trading Risk: Shares of the Fund may trade on the Exchange, above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Sprott Silver Miners & Physical Silver ETF | Sprott Silver Miners & Physical Silver ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SLVR
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 208